Document and Entity Information	Dec. 31, 2019
Cover [Abstract]
Entity Registrant Name	Carlyle Group L.P.
Entity Address, State or Province	DC
Amendment Flag	false
Entity Central Index Key	0001527166
Current Fiscal Year End Date	--12-31
Document Type	8-K
Document Period End Date	Dec. 31, 2019
Entity Incorporation State Country Code	DE
Entity File Number	001-35538
Entity Tax Identification Number	45-2832612
Entity Address, Address Line One	1001 Pennsylvania Avenue
Entity Address, Address Line Two	NW
Entity Address, City or Town	Washington
Entity Address, Postal Zip Code	20004-2505
City Area Code	(202)
Local Phone Number	729-5626
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock
Trading Symbol	CG
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false